Remaining performance obligations	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations

Note 12	Contract assets and liabilities

The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

	Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018
Opening balance, January 1	1,493	1,263	899	894
Revenue recognized included in contract liabilities at the beginning of the year	—	—	(666)	(625)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	131	154	—	—
Increase in contract liabilities during the year	—	—	644	628
Increase in contract liabilities included in contract assets during the year	(175)	(168)	—	—
Increase in contract assets from revenue recognized during the year	1,915	1,770	—	—
Contract assets transferred to trade receivables	(1,461)	(1,321)	47	—
Acquisitions	—	—	(4)	13
Contract terminations transferred to trade receivables	(205)	(219)	24	(4)
Other	(54)	14	(54)	(7)
Ending balance, December 31	1,644	1,493	890	899
(1) Net of allowance for doubtful accounts of $68 million and $73 million at December 31, 2019 and December 31, 2018, respectively. We have updated amounts for the prior year to make them consistent with the presentation for the current year. See Note 26, Financial and capital management, for additional details.

Note 13	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Opening balance, January 1	707	636
Incremental costs of obtaining a contract and contract fulfillment costs	602	567
Amortization included in operating costs	(523)	(477)
Impairment charges included in operating costs	(3)	(19)
Ending balance, December 31	783	707

Contract costs are amortized over a period ranging from 12 to 84 months.

Note 30	Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2019.

	2020	2021	2022	2023	2024	THEREAFTER	TOTAL
Wireline	1,213	789	473	253	114	59	2,901
Wireless	1,907	1,060	389	113	80	563	4,112
Total	3,120	1,849	862	366	194	622	7,013

When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.